Financial Assets and Liabilities - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1, Level 2 and Level 3 of fair value hierarchy	$ 0	$ 0
Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Net realized loss related to derivative financial instruments	$ (9,420,419)	$ (2,353,920)